CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 50,818	$ 58,641
Available for sale securities	73,656	76,925
Trade accounts receivable	3,253	8,362
Due from related parties	152,491	13,249
Other receivables	10,488	79,301
Inventories	6,927	6,607
Prepaid expenses and accrued income	5,075	3,971
Investment in direct financing and sales-type leases, current portion	37,517	45,148
Total current assets	340,225	292,204
Vessels and equipment, net	1,377,133	1,089,616
Newbuildings	87,567	126,008
Investment in direct financing and sales-type leases, long-term portion	709,014	858,260
Investment in associated companies	53,457	40,987
Loans to related parties - associated companies, long-term	346,031	530,715
Loans to related parties - others, long-term	79,294	48,847
Other long-term assets	8,581	1,235
Deferred charges	36,958	41,478
Financial instruments (long-term): at fair value	3,294	16,633
Total assets	3,041,554	3,045,983
Current liabilities
Current portion of long-term debt	182,415	389,888
Trade accounts payable	2,432	3,502
Due to related parties	1,109	13,965
Accrued expenses	18,190	13,832
Financial instruments (short-term): at fair value	517	5,705
Other current liabilities	9,092	5,548
Total current liabilities	213,755	432,440
Long-term liabilities
Long-term debt	1,550,044	1,346,991
Financial instruments (long-term): at fair value	106,679	56,490
Other long-term liabilities	17,584	18,129
Total liabilities	1,888,062	1,854,050
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized at December 31, 2014 and 2013); (93,404,000 shares issued and outstanding at December 31, 2014; 93,260,000 shares issued and outstanding at December 31, 2013).	93,404	93,260
Additional paid-in capital	285,248	285,632
Contributed surplus	586,089	581,569
Accumulated other comprehensive loss	(48,240)	(34,851)
Accumulated other comprehensive loss – associated companies	(2,284)	(2,279)
Retained earnings	239,275	268,602
Total stockholders' equity	1,153,492	1,191,933
Total liabilities and stockholders' equity	$ 3,041,554	$ 3,045,983